Deferred compensation awards - Activity relating to NSUs and CSUs (Detail)	12 Months Ended
	Mar. 31, 2022 ¥ / shares shares
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning	19,951,962
Outstanding (number of units), Granted	11,528,713
Outstanding (number of units), Vested	(12,555,940)
Outstanding (number of units), Forfeited	(926,410)
Outstanding (number of units), Ending	17,998,325
Stock price
Stock price, Beginning | ¥ / shares	¥ 539
Stock price, Granted | ¥ / shares	575	[1]
Stock price, Vested | ¥ / shares	577	[2]
Stock price, Ending | ¥ / shares	¥ 445	[3]
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning	1,867,400
Outstanding (number of units), Granted
Outstanding (number of units), Vested	(929,732)
Outstanding (number of units), Forfeited	(512)
Outstanding (number of units), Ending	937,156
Stock price
Stock price, Beginning | ¥ / shares	¥ 636
Stock price, Granted | ¥ / shares
Stock price, Vested | ¥ / shares	601	[2]
Stock price, Ending | ¥ / shares	¥ 606	[3]

[1]	Weighted-average price of the Company’s common stock used to determine number of awards granted.
[2]	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
[3]	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2022.